GMACM Home Equity Loan Trust 2007-HE1


               GMACM Home Equity Loan-Backed Term Notes, Series 2007-HE1

Cut-Off Period Date                                                    03/31/07
Determination Date                                                     04/18/07
Record Date - Class A-1                                                04/24/07
Record Date - Class A-2, Class A-3, Class A-4, Class A-5               03/31/07
Payment Date                                                           04/25/07
Actual Days in Accrual Period (30/360)                                       27
Accrual Period (30/360)                                                      30

Servicing Certificate
Beginning Pool Balance                                           889,403,377.10
Beginning PFA                                                    296,467,792.37
Ending Pool Balance                                              877,773,489.90
Ending PFA Balance                                               296,467,792.37
Principal Collections                                             11,629,887.20
Principal Draws                                                               -
Net Principal Collections                                         11,629,887.20

Active Loan Count                                                        16,468

Net Interest Collections                                           5,421,616.29

Weighted Average Net Loan Rate                                         8.20693%
Weighted Average Net WAC Rate                                          8.05693%
Substitution Adjustment Amount                                             0.00

Excess Spread                                                         58,839.66



                                                               Beginning             Ending
Term Notes                                                      Balance             Balance         Factor       Principal
----------                                                      -------             -------         ------       ---------
Class A-1                                                        677,500,000.00   663,870,343.19     0.9798824  13,629,656.81
Class A-2                                                        136,300,000.00   136,300,000.00     1.0000000           0.00
Class A-3                                                        129,600,000.00   129,600,000.00     1.0000000           0.00
Class A-4                                                        123,871,000.00   123,871,000.00     1.0000000           0.00
Class A-5                                                        118,600,000.00   118,600,000.00     1.0000000           0.00
Certificates                                                       -                   -               -             -


                                                                              Interest          Percentage
Term Notes  (continued)                                          Interest    Shortfalls   Interest      Coupon
----------                                                       ---------   ----------   --------      ------
Class A-1                                                       2,774,362.50       0.00       56.63%       5.4600%
Class A-2                                                         638,451.92       0.00       11.63%       5.6210%
Class A-3                                                         623,484.00       0.00       11.06%       5.7730%
Class A-4                                                         614,400.16       0.00       10.57%       5.9520%
Class A-5                                                         563,844.17       0.00       10.12%       5.7050%
Certificates                                                            0.00     -           -             -



Beginning Overcollateralization Amount                                   169.47
Overcollateralization Amount Increase (Decrease)                   1,999,769.61
Outstanding Overcollateralization Amount                           1,999,939.08
Target Overcollateralization Amount                               22,531,552.22

Credit Enhancement Draw Amount                                             0.00
Unreimbursed Credit Enhancer Prior Draws                                   0.00


                                                                                     Number         Percent            Foreclosure
                                                                                                                       -----------
                                                                        Balance     of Loans      of Balance       Units     Dollars
                                                                        -------     --------      ----------       -----     -------
Delinquent Loans (30 Days)*                                        2,548,619.91        40            0.29%           0            -
Delinquent Loans (60 Days)*                                                   -        0             0.00%           0            -
Delinquent Loans (90 Days)*                                                   -        0             0.00%           0            -
Delinquent Loans (120 Days)*                                                  -        0             0.00%           0            -
Delinquent Loans (150 Days)*                                                  -        0             0.00%           0            -
Delinquent Loans (180+ Days)*                                                 -        0             0.00%           0            -
REO                                                                           -        0             0.00%
Foreclosures                                                                  -        0             0.00%
Bankruptcies                                                          39,900.00        1             0.00%




                                                                             Bankruptcy             REO
                                                                             ----------             ---
(Continued)                                                              Units      Dollars        Units        Dollars
                                                                         -----      -------        -----        -------
Delinquent Loans (30 Days)*                                                1         39,900.00       0                   -
Delinquent Loans (60 Days)*                                                0                 -       0                   -
Delinquent Loans (90 Days)*                                                0                 -       0                   -
Delinquent Loans (120 Days)*                                               0                 -       0                   -
Delinquent Loans (150 Days)*                                               0                 -       0                   -
Delinquent Loans (180+ Days)*                                              0                 -       0                   -
REO
Foreclosures
Bankruptcies



*Delinquency Figures Do Not include Bankruptcy, Foreclosure, and REO.



                                                                                   Percent of
                                                         Liquidation To-Date     Cut-Off Date Principal Balance
Beginning Cumulative Loss Amount                                           0.00
Current Month Loss Amount                                                  0.00
Current Month Recoveries                                                   0.00
                                                        ------------------------
                                                        ------------------------
Ending Cumulative Loss Amount                                              0.00         0.00000%

Liquidation Loss Amount Distributed to Noteholders                         0.00

                                                         Net Recoveries to Date
Beginning Cumulative Net Principal Recovery Amount                         0.00
Current Month Net Principal Recovery Amount                                0.00
                                                        ------------------------
                                                        ------------------------
Ending Cumulative Net Principal Recovery Amount                            0.00

                                                            Special Hazard           Fraud                Bankruptcy
Beginning Amount                                                           0.00             0.00          0.00
Current Month Loss Amount                                                  0.00             0.00          0.00
Ending Amount                                                                 -                -             -

Extraordinary Event Losses                                                 0.00
Excess Loss Amounts                                                        0.00

Current Month Repurchases Units                                               0
Current Month Repurchases ($)                                              0.00
Loans repurchased pursuant to Section 3.15 (a) of the Servicing Agreement

Interest Shortfall - Related to Relief Act Shortfall                       0.00


Capitalized Interest Account
Beginning Balance                                                  3,055,120.96
Withdraw relating to Collection Period                             1,820,255.49
Interest Earned (Zero, Paid to Funding Account)                            0.00
                                                        ------------------------
                                                        ------------------------
Ending Capitalized Interest Account Balance as of Payment Date     1,234,865.47
Interest earned for Collection Period                                  1,230.88
Interest withdrawn related to prior Collection Period                      0.00

Prefunding Account
Beginning Balance                                                296,467,792.37
Additional Purchases during Revolving Period                               0.00
Balance in Pre-Funding Account due to Noteholders                          0.00
Excess of Draws over Principal Collections                                 0.00
                                                        ------------------------
                                                        ------------------------
Total Ending Balance as of Payment Date                          296,467,792.37
Interest earned for Collection Period                                119,443.58
Interest withdrawn related to prior Collection Period                      0.00

Cash Flows Received
Principal Collections                                             11,629,887.20
Interest Collections                                               5,792,201.03
Servicer Advances                                                          0.00
Pre-Funding Account remaining balance withdrawn                            0.00
Capital Interest Account withdrawal                                1,820,255.49
Reinvestment Income                                                  120,674.46
Substitution Adjustment Amount                                             0.00
Recovery Amounts                                                           0.00
                                                        ------------------------
                                                        ------------------------
Total Cash Flows Received                                         19,363,018.18

Cash Flows Distributed
Principal Distribution                                            13,629,656.81
Interest Distribution                                              5,214,542.75
Residual Amount - Certificates                                             0.00
Servicer Advances - Reimbursement                                          0.00
GMACM Service Fee                                                    370,584.74
GMACM Recovery Fee                                                         0.00
Credit Enhancer Fee - MBIA                                           148,233.88
                                                        ------------------------
                                                        ------------------------
Total Cash Flows Distributed                                      19,363,018.18

Net Cash Flows Remaining                                                   0.00

Yield Maintenance

Yield Maintenance Event - Class A-1                               NO
Hedge Payment Class A-1                                          0.00
Hedge Shortfall Amount - Class A-1                               0.00

Trigger Analysis

Rolling 3 Month Delinquency Percentage                           0.00%
Rolling 3 Month Delinquency Required Percentage                  3.75%

Aggregate Liquidation Percentage                                 0.00%
Aggregate Liquidation Required Percentage                        1.50%

Servicing Termination Event                                       No

Rolling 3 Month Delinquency Percentage                           0.00%
Rolling 3 Month Delinquency Required Percentage                  3.25%

Aggregate Liquidation Percentage                                 0.00%
Aggregate Liquidation Required Percentage                        1.00%

Servicing Trigger Event                                           No

Rolling Six-Month Annualized Liquidation Loss Percentage         0.00%
Maximum Loss Amount                                              1.50%

Servicing Default                                                 No

Step Down Date                                                    No

Step Up Date - Class A-4                                          No
Step Up Date - Class A-5                                          No